Schedule of Investments August 31, 2021 (unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.7% (1)
Australia Flow Control Equipment - 1.1% (1)
Reliance Worldwide Corporation Limited	155,326	$665,865
Brazil Water Utilities - 0.8% (1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	67,217	465,142
Canada Water Equipment/Services - 1.0% (1)
Primo Water Corporation	31,555	560,744
Finland Water Equipment/Services - 0.6% (1)
Uponor OYJ	10,649	342,259
France Water Infrastructure - 7.3% (1)
Suez	80,821	1,875,186
Veolia Environnement SA	69,042	2,368,193
		4,243,379
Hong Kong Water Equipment/Services - 0.7% (1)
China Lesso Group Holdings Ltd.	194,327	415,766
Hong Kong Water Infrastructure - 2.3% (1)
Beijing Enterprises Water Group Ltd.	1,004,037	414,398
China Water Affairs Group Limited	162,739	162,165
CT Environmental Group Limited (2),(3)	113,060	–
Guangdong Investment Limited	565,523	785,302
		1,361,865
Japan Water Equipment/Services - 3.4% (1)
Kurita Water Industries Ltd.	21,195	994,103
MIURA CO., LTD.	22,219	997,699
		1,991,802
Japan Water Infrastructure - 0.3% (1)
METAWATER Co. Ltd.	5,763	99,634
Organo Corp.	1,352	78,159
		177,793
Netherlands Water Equipment/Services - 2.0% (1)
Aalberts Industries N.V.	19,036	1,189,019
Switzerland Water Equipment/Services - 10.5% (1)
Ferguson PLC	29,613	4,276,958
Georg Fischer AG	811	1,331,076
Sulzer AG	3,433	517,340
		6,125,374
Switzerland Water Management - 7.8% (1)
Geberit AG	5,458	4,560,701
United Kingdom Water Infrastructure - 12.3% (1)
Pennon Group Plc	55,675	955,281
Pentair PLC	31,374	2,420,818
Severn Trent Plc	47,928	1,819,992
United Utilities Group PLC	134,918	1,961,584
		7,157,675
United States Water Infrastructure - 19.9% (1)
Franklin Electric Co., Inc.	7,534	640,239
IDEX Corporation	11,858	2,656,192
Middlesex Water Company	3,437	376,042
Montrose Environmental Group, Inc. (2)	2,749	137,450
Mueller Water Products, Inc.	31,136	517,480
Rexnord Corporation	23,661	1,437,643
SJW Group	5,175	358,783
Tetra Tech, Inc.	10,729	1,543,260
The York Water Company	2,574	132,741
Xylem, Inc.	28,181	3,841,352
		11,641,182
United States Water Management - 6.6% (1)
A.O. Smith Corporation	26,794	1,948,459
Badger Meter, Inc.	5,731	613,733
Lindsay Corporation	2,137	352,071
Watts Water Technologies, Inc.	5,395	925,620
		3,839,883
United States Water Treatment - 9.0% (1)
Ecolab Inc.	19,133	4,311,813
Evoqua Water Technologies Corp. (2)	23,686	921,859
		5,233,672
United States Water Utilities - 14.1% (1)
American States Water Company	7,303	673,410
American Water Works Co., Inc.	25,830	4,707,517
California Water Service Group	9,966	633,339
Essential Utilities, Inc.	44,182	2,192,753
		8,207,019
Total Common Stock
(Cost $47,637,750)		58,179,140

Short Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $77,861)	77,861	77,861

Total Investments - 99.8% (1)
(Cost $47,715,611)		58,257,001
Other Assets in Excess of Liabilities, Net - 0.2%(1)		92,626
Total Net Assets - 100.0%(1)		$58,349,627

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(4)	Rate indicated is the current yield as of August 31, 2021.
ADR - American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$58,179,140	$-	$-	$58,179,140
Short-Term Investment	77,861	-	-	77,861
Total Investments	$58,257,001	$-	$-	$58,257,001

Refer to the Fund's Schedule of Investments for additional industry information.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in
Securities
Balance as of 11/30/2020	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 8/31/2021	$-
Net unrealized depreciation of Level 3 Securities as of August 31, 2021	$(15,150)